Note 7 - Risk Management - Impairment Losses Reconciliations II (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Changes In Allowance Account For Credit Losses Of Financial Assets Abstract
Recovery of written-off assets	€ (339,000,000)	€ (919,000,000)	[1]	€ (589,000,000)	[1]

[1]	(*) In 2020, the amount includes the negative impact of the update of the macroeconomic scenario following the COVID-19 pandemic (see Notes 1.5 and 7.2).